Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings (loss) from continuing operations	$ 22	$ 44	$ 42	$ (18)	$ (7)
Weighted average common shares outstanding	105.8	91.6	92.0	92.0	92.0
Weighted average common share outstanding-assuming dilution	106.7	92.4	92.0	92.0	92.0
Basic (loss) earnings per share from continuing operations (in dollars per share)	$ 0.20	$ 0.48	$ 0.46	$ (0.20)	$ (0.08)
Diluted (loss) earnings per share from continuing operations (in dollars per share)	$ 0.20	$ 0.48	$ 0.46	$ (0.20)	$ (0.08)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average exercise price of stock options excluded from the computation of diluted earnings per share				$ 15.24	$ 15.00
RSU
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)				1.0	1.0
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	1.7	0.5	2.0	1.0	1.0
Parent Issuer
Earnings Per Share [Abstract]
Earnings (loss) from continuing operations			$ (1)	$ (1)	$ 5